Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expenses	839,107	2,465,462	99,155	14,000
Deferred income tax expense (benefit)	864,072	116,755	(2,907,145)	(410,457)
Total income tax expenses (benefit)	1,703,179	2,582,217	(2,807,990)	(396,458)

Schedule of Income / (Loss) Before Provision for Income Taxes
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Income / (loss) before provision for income taxes is attributable to the following geographic locations:
PRC	12,016,517	8,630,868	(76,778,965)	(10,840,353)
Foreign	(89,670)	(4,670,754)	(6,304,369)	(890,109)
Total Income/(loss) before Income Taxes	11,926,847	3,960,114	(83,083,334)	(11,730,462)

Schedule of Reconciliation Between the Provision for Income Taxes	Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:
	For the years ended December 31,
	2021	2022	2023
PRC statutory income tax rate	25.0%	25.0%	(25.0)%
Impact of different tax rates in other jurisdictions	0.0%	22.3%.	1.1%
Effect of preferential tax rate	(6.4)%	53.3%	7.9%
Non-deductible (Non-taxable) items	0.9%	0.9%	0.1%
Effect of additional R&D deduction	0.0%	(9.0)%	0.0%
Tax effect on deferred offering costs	(1.9)%	(32.3)%	(0.6)%
Change in valuation allowance	(3.3)%	5.0%	13.1%
Effective tax rate	14.3%	65.2%	(3.4)%

Schedule of Deferred Tax Assets and Deferred Tax Liability	As of December 31, 2022 and 2023, the significant components of the deferred tax assets and deferred tax liability were summarized below:
	As of
	December 31, 2022	December 31, 2023
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	1,750,257	10,843,551	1,530,991
Bad debt provision	96,568	3,801,660	536,753
Impairment charges	-	963,398	136,021
Lease liability	-	818,974	115,630
Less: Valuation allowance	(1,825,262)	(12,738,069)	(1,798,476)
Deferred tax assets, net of valuation allowance	21,563	3,689,514	520,919

	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax liabilities:
Right of use assets	-	(760,806)	(107,418)
Total deferred tax liabilities	-	(760,806)	(107,418)
Total deferred tax assets, net	21,563	2,928,708	413,501

Schedule of Valuation Allowance	The movement of valuation allowance is as follows:
	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Beginning balance	1,625,548	1,825,262	257,707
Addition	197,431	10,907,213	1,539,980
Foreign exchange impact	2,283	5,594	789
Ending balance	1,825,262	12,738,069	1,798,476

Schedule of Net Operating Loss Carry Forward	As of December 31, 2023, net operating loss carry forward will expire, if unused, in the following amounts:
For the fiscal years ended December 31,	Amounts
2024	2,206,569
2025	3,196,752
2026	395,107
2027	12,468,752
2028	48,064,350
66,331,529

Schedule of Taxes Payable	The Group’s taxes payable consists of the following:
	As of
	December 31, 2022	December 31, 2023
	RMB	RMB	US$
Income tax payable	1,768,285	163,527	23,088
VAT and other taxes payable	362,148	349,670	49,370
Total taxes payable	2,130,433	513,197	72,458